Transamerica AxiomSM NY Variable Annuity	Transamerica LandmarkSM NY Variable Annuity
Transamerica Variable Annuity Series	Transamerica Variable Annuity O-Share
Transamerica Variable Annuity I-Share	Transamerica Inspire® Variable Annuity
Transamerica AxiomSM II Variable Annuity

Issued by

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA BNY

Supplement dated September 30, 2022

to the

Prospectus dated May 1, 2022

Effective on or about November 1, 2022, based on changes to the underlying portfolios, the following name and subadvisor changes will occur:

Current Portfolio Name	New Portfolio Name	Current Subadvisor	New Subadvisor
Transamerica Managed Risk - Balanced ETF VP	Transamerica Goldman Sachs Managed Risk - Balanced ETF VP	Milliman Financial Risk Management LLC	Goldman Sachs Asset Management, L.P.
Transamerica Managed Risk - Conservative ETF VP	Transamerica Goldman Sachs Managed Risk - Conservative ETF VP	Milliman Financial Risk Management LLC	Goldman Sachs Asset Management, L.P.
Transamerica Managed Risk - Growth ETF VP	Transamerica Goldman Sachs Managed Risk - Growth ETF VP	Milliman Financial Risk Management LLC	Goldman Sachs Asset Management, L.P.

Effective on or about November 1, 2022, based on changes to the underlying portfolios, the following name and subadvisor changes will occur:

Current Investment Objective	New Investment Objective	Current Portfolio Name	New Portfolio Name	Current Subadvisor	New Subadvisor
Seeks total return, consisting of current income and capital appreciation	Seeks to achieve maximum total return	Transamerica JPMorgan Core Bond VP	Transamerica Aegon Core Bond VP	J.P. Morgan Investment Management Inc	Aegon USA Investment Management, LLC
Seeks maximum total return consistent with preservation of capital and prudent investment management	Seeks to provide high total return through a combination of current income and capital appreciation	Transamerica PIMCO Total Return VP	Transamerica Aegon Bond VP	Pacific Investment Management Company LLC	Aegon USA Investment Management, LLC

This Supplement updates certain information in the above referenced prospectuses (the ‘‘Prospectuses’’). Except as indicated in this Supplement, all other information included in the Prospectuses remains unchanged. We will send you another copy of the applicable Prospectus or any supplement without charge upon request. Please contact our Administrative Office referenced in the Prospectus.

This Supplement must be accompanied or preceded by the applicable Prospectus.

Please read this Supplement carefully and retain it for future reference.